Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
Net book value	$ 5,053,604
Date of amendment amount	5,250,000
Net transaction gain	196,396
Intangible asset	1,000,000
Research and development	$ 761,561	$ 725,577